Loans - Summary of Impaired Loans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Gross impaired residential mortgage	$ 207,749	$ 207,271
Gross impaired Personal	43,058	40,937
Gross impaired Business and government	119,820
Allowance	1,639	1,618
Net impaired	381,661
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Allowance	214
Net impaired	207,535
Personal [member]
Disclosure of detailed information about borrowings [line items]
Allowance	481
Net impaired	42,577
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Allowance	526
Net impaired	119,294
IFRS9 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Gross impaired residential mortgage	677
Gross impaired Personal	182
Gross impaired Business and government	621
Total impaired loans	1,480
Net impaired	998
IFRS9 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Net impaired	534
IFRS9 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Net impaired	73
IFRS9 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Net impaired	391
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Allowance	482
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Allowance	143
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Allowance	109
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Allowance	$ 230
IAS 39 [member]
Disclosure of detailed information about borrowings [line items]
Allowance		1,260
IAS 39 [member] | Financial assets impaired [member]
Disclosure of detailed information about borrowings [line items]
Gross impaired residential mortgage		513
Gross impaired Personal		171
Gross impaired Business and government		626
Total impaired loans		1,310
Net impaired		833
IAS 39 [member] | Financial assets impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Net impaired		368
IAS 39 [member] | Financial assets impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Net impaired		30
IAS 39 [member] | Financial assets impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Net impaired		435
IAS 39 [member] | Financial assets individually assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Allowance		192
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Allowance		2
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Allowance		7
IAS 39 [member] | Financial assets individually assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Allowance		183
IAS 39 [member] | Financial assets collectively assessed for credit losses [member]
Disclosure of detailed information about borrowings [line items]
Allowance		285
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Allowance		143
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Allowance		134
IAS 39 [member] | Financial assets collectively assessed for credit losses [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Allowance		$ 8